Share capital, stock options and other stock-based plans - Share units (Details) - $ / shares	9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025
Share units
Number of Units
Outstanding, beginning of period (in shares)	713,061	524,322
Granted (in shares)	348,936	427,691
Exercised (in shares)	(20,521)	(68,071)
Forfeited/expired (in shares)	(151,373)	(146,457)
Outstanding, end of period (in shares)	890,103	737,485
Units outstanding and exercisable, end of period (in shares)	491	491
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 11.51	$ 11.75
Granted (in Canadian dollars per share)	2.82	3.28
Exercised (in Canadian dollars per share)	17.80	17.48
Forfeited/expired (in Canadian dollars per share)	8.63	11.82
Outstanding, end of period (in Canadian dollars per share)	4.09	6.28
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 31.07	$ 31.07
Equity Settled Awards
Number of Units
Outstanding, end of period (in shares)	456,677	408,632
Cash Settled Award
Number of Units
Outstanding, end of period (in shares)	433,426	328,853